Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2021
Concentrations of Credit Risk and Major Customers (Tables) [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Customer	2021		2020		2019
Customer A	*	%	*	%	12.35%
Customer G	*	%	*	%	12.02%
Customer P	*	%	17.33%		* %

Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Tables) [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Supplier	2021		2020		2019
Supplier A	*	%	*	%	14.16%
Supplier B	*	%	*	%	11.99%
Supplier C	*	%	*	%	12.76%
Supplier D	*	%	16.45%		*	%
Supplier E	*	%	10.16%		*	%
Supplier F	*	%	17.62%		*	%
Supplier G	35.57%		*	%	*	%